DEBENTURES - RELATED PARTIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Debentures	$ (150,108)	$ 574,078	$ 661,143
Debt Discount, net of accretion	$ (98,310)	(76,492)	(149,678)
Convertible Debentures- related parties (See Note64)		497,586	$ 511,465
Debt - Related Party [Member]
Convertible Debentures		$ 150,000
Jan 2012 Debenture [Member]
Convertible Debentures			$ 142,668
Convertible Debentures- related parties (See Note64)				$ 162,668
Jan 2013 Debenture [Member]
Convertible Debentures
LOC Convertible Debenture [Member]
Convertible Debentures		$ 424,078	448,475
January2013DebentureMember
Convertible Debentures			$ 70,000